Direct Costs	12 Months Ended
Dec. 31, 2020
Description Of Direct Costs Explanatory [Abstract]
DIRECT COSTS
4	DIRECT COSTS

	2020	2019	2018
	USD	USD	USD

Employee costs and related benefits	3,482,431	3,074,727	2,808,702
Depreciation (note 8)	5,799,023	5,785,745	5,716,063
Reimbursable port charges	1,558,887	-	-
Spare parts and consumables used (note 9)	657,916	788,792	592,471
Insurance	397,976	323,702	377,053
Others	1,048,527	229,499	113,071

	12,944,760	10,202,465	9,607,360